UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21259
                                                     ---------

                    GMAM Absolute Return Strategies Fund, LLC
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               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
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               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                General Motors Investment Management Corporation
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-418-6307
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                        Date of fiscal year end: March 31
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             Date of reporting period: July 1, 2006 - June 30, 2007
                                       ----------------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and
     Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD


                    FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007



REGISTRANT NAME: GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC
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INVESTMENT COMPANY ACT FILE NUMBER: 811-21259
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REPORTING PERIOD: 07/01/2006 - 06/30/2007
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REGISTRANT  ADDRESS: 767 FIFTH AVENUE, 15TH FLOOR, NEW YORK, NY 10153
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NAME OF SERIES (AS APPLICABLE):  GMAM ABSOLUTE RETURN STRATEGY FUND I
                                 ------------------------------------

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                                                                                                      FUND'S VOTE FOR
                                                                                                         OR AGAINST        WHETHER
 ISSUER OF       EXCHANGE                                                  WHO PROPOSED    WHETHER      PROPOSAL, OR       VOTE WAS
 PORTFOLIO        TICKER    CUSIP #   SHAREHOLDER      SUMMARY OF         MATTER: ISSUER  FUND CAST    ABSTAIN; FOR OR     FOR OR
 SECURITY         SYMBOL              MEETING DATE   MATTER VOTED ON       / SHAREHOLDER    VOTE ON  WITHHOLD REGARDING    AGAINST
                                                                                            MATTER      ELECTIONS OF      MANAGEMENT
                                                                                                          DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
UBS Global         N/A      N/A       31-Jul-06      Change fund name to        Issuer        Yes         For                For
Equity Arbitrage                                     O'Connor Global
Limited                                              Multi-Strategy Alpha
                                                     Limited
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FrontPoint         N/A      N/A       14-Nov-06      Consent to change of       Issuer        Yes         For                For
Partners                              (Consent       control of the ownership
(Offshore                             Requested)     of FrontPoint because it
Healthcare)                                          was acquired by Morgan
                                                     Stanley.
------------------------------------------------------------------------------------------------------------------------------------
Ivory Offshore     N/A      N/A       14-Nov-06      Accept non-voting          Issuer        Yes         For                For
Flagship Fund LP                      (Consent       participating shares of
                                      Requested)     Ivory Offshore Flagship
                                                     Fund, Ltd. for the
                                                     limited partnership
                                                     interest in the L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Rosehill Japan     N/A      N/A       23-Nov-06      Approval of 12/31/05       Issuer        Yes         For                For
Fund Ltd.                                            Audited Financial
                                                     Statements and confirm
                                                     the continuation of
                                                     current directors
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Greywolf Capital   N/A      N/A       1-Dec-06       Change of Administrator    Issuer        Yes         For                For
Overseas Fund                                        to SS&C Technologies.
                                                     Accounting changes to
                                                     "partnership-like"
                                                     accounting, which
                                                     required changes to the
                                                     Articles of Association
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Zaxis Offshore     N/A      N/A       1-Dec-06       Approval of 12/31/05       Issuer        Yes         For                For
Limited                                              Audited Financial
                                                     Statements,
                                                     re-appointment of
                                                     independent auditor for
                                                     fiscal year ended
                                                     12/31/06 and confirm the
                                                     continuation of current
                                                     directors
------------------------------------------------------------------------------------------------------------------------------------
Catlerigg          N/A      N/A       21-Dec-06      Approval of 12/31/05       Issuer        Yes         For                For
International                                        Audited Financial
 Ltd.                                                Statements, re-appointment
                                                     of independent auditor
                                                     for fiscal year ended
                                                     12/31/06 and confirm the
                                                     continuation of current
                                                     directors
------------------------------------------------------------------------------------------------------------------------------------
Cerberus
International,     N/A      N/A       22-Dec-06      Consent to amendments to   Issuer        Yes         For                For
Ltd.                                  (Consent       the Company's Second
                                      Requested)     Amended Articles of
                                                     Association

------------------------------------------------------------------------------------------------------------------------------------
Aristeia Special   N/A      N/A       22-Jun-07      Consent to adopt new       Issuer        Yes         For                For
Investments,                                         Memorandum and Articles
Ltd.                                                 of Association of the
                                                     Company
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

                                   SIGNATURES


     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.





     Registrant                 GMAM Absolute Return Strategies Fund, LLC
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     By (Signature and Title)*  /s/ Nancy C. Everett
                               -------------------------------------------------
                                Nancy C. Everett, President and
                                Chief Executive Officer
                                (Principal Executive Officer)


     Date                       August 14, 2007
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  *Print the name and title of each signing officer under his or her signature.